DEBT - Notes Payable to Affiliates and Related Perties (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Jun. 21, 2016
Debt Instrument [Line Items]
Principal Amount	$ 5,429,338,000	$ 3,490,256,000
Affiliates
Debt Instrument [Line Items]
Interest payable		$ 102,557,000
Affiliates | Notes payable
Debt Instrument [Line Items]
Principal Amount			$ 1,750,000,000
Cablevision Systems Corp. | Affiliates | Notes payable
Debt Instrument [Line Items]
Principal Amount			1,750,000,000
Redemption price, percentage		100.00%
Interest expense	$ 90,405,000	$ 102,557,000
Interest payable		$ 102,557,000	529,000
Notes Payable at 10.75% | Cablevision Systems Corp. | Affiliates | Notes payable
Debt Instrument [Line Items]
Principal Amount			$ 875,000,000
Stated interest rate			10.75%
Notes Payable at 11% | Cablevision Systems Corp. | Affiliates | Notes payable
Debt Instrument [Line Items]
Principal Amount			$ 875,000,000
Stated interest rate			11.00%